Business Combinations - Schedule of Interest Acquired (Details)	Dec. 31, 2023		Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Nov. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	Jan. 31, 2022
Ambipar Response Dracares Apoio Maritimo e Portuario SA [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired											51.00%
Ambipar Flyone Servico Aereo Especializado Comercio e Servico SA [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired											51.00%
RG Response SA [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired											51.00%
Ambipar Response Emergency Services Canada F Inc [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired										100.00%
Ambipar Response Analytical SA [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired									51.00%
Ambipar Response Fauna e Flora Ltda [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired								100.00%
Ambipar Response Emergency Services Canada G Inc [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired								100.00%
Ambipar Response Tank Cleaning SA [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired								51.00%
Ambipar Response Canada Inc. [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired							100.00%
Witt O'Brien& LLC [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired						100.00%
Ambipar Response Marine S.A. [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired					80.00%
Ambipar Response Industrial Services S A [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired					51.00%
Ambipar Response Environmental Consulting Offshore SA [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired					60.00%
DFA Contracting Ltd [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired	70.00%	[1]			100.00%
Ambipar Response Remediation SA [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired				51.00%
Ambipar Response Maritime Services PDA S.A. [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired			60.00%
1653395 Alberta Ltd ("165 AB") [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired			100.00%
Ambipar Response Emergency Medical Services R S/A [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired			70.00%
Ambipar Response Emergency Medical Services H S/A [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired			70.00%
Ambipar Response Emergency Medical Services S S/A [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired			70.00%
Ambipar Response Industrial Robot SA [Member]
Business Combinations - Schedule of Interest Acquired (Details) [Line Items]
Percentage of voting equity interests acquired	51.00%

[1]	On the acquisition date, although the Company assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have an interim report. The goodwill for expected future profitability in 2023 was R$ 382,052 (R$ 508,174 in 2022).